NOTES PAYABLE - RELATED PARTY (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Convertible notes Payable	$ 0	$ 0	$ 1,000,000
Total convertible notes payable	0	1,300,000	1,000,000
Less: Current portion	0	(1,300,000)	0
Long-term portion	0	0	1,000,000
TenPercentConvertibleNotesPayableMember
Debt Instrument [Line Items]
Convertible notes Payable	0	300,000	0
SevenPointFiveConvertibleNotesPayableMember
Debt Instrument [Line Items]
Convertible notes Payable	$ 0	$ 1,000,000	$ 1,000,000